Marketable Securities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable Securities [Abstract]
Other comprehensive income from available-for-sale securities, Beginning	$ 40	$ 35
Losses/Gains reclassified into earnings from marketable securities	(94)	16
Unrealized losses from available-for-sale securities	(4)	(11)
Other comprehensive income/loss from available-for-sale securities, Ending	$ (58)	$ 40	$ 35